Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for credit losses
Provision for loan losses	SFr 249	SFr 295	SFr 145
Provision for lending-related and other exposures	3	29	41
Provision for credit losses	252	324	186
Bank
Provision for credit losses
Provision for loan losses	213	248	85
Provision for lending-related and other exposures	3	28	40
Provision for credit losses	SFr 216	SFr 276	SFr 125